Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	$ 42,735	$ 1,396	$ 128,224
Listed stocks [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	53,747		171,988
Valuation adjustments [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	$ (11,012)		$ (43,764)